NOTE 12 - OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 12 - OPTIONS AND WARRANTS

NOTE 12 - OPTIONS AND WARRANTS

The Company has adopted FASB ASC 718, “Share-Based Payments” (“ASC 718”) to account for its stock options. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and our experience. Compensation expense is recognized only for those options expect to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations.

The following table summarizes the changes in options outstanding issued to employees of the Company:

	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2012	—	$—
Granted	2,670,000	0.01
Exercised	—	—
Cancelled	(2,600,000)	(0.01)
Outstanding at December 31, 2012	70,000	$0.01
Granted	300,000	1.65
Exercised	—	—
Cancelled	—	—
Outstanding at December 31, 2013	370,000	$1.34

Common stock options outstanding and exercisable as of December, 2013 are:

	Options Outstanding			Options Exercisable
Expiration Date	Exercise Price	Number shares outstanding	Weighted Average Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

October 1, 2018	$0.01	70,000	4.75	58,333	$0.01
January 2, 2019	1.65	300,000	5.00	143,630	$1.65
Total		370,000		201,963

During the year ended December 31, 2012, the Company granted 2,250,000 stock options with an exercise price of $0.01 out of which 1,250,000 was immediately vested and balance vesting over three years and expiring ten years from issuance. 1,250,000 of the options were immediately cancelled by the board due to termination of the officer and the balance of 1,000,000 was automatically canceled due to termination by clause. Hence no fair valuation was done by the company on the vested portion.

During the year ended December 31, 2012, the Company granted 350,000 stock options with an exercise price of $0.01 vesting over three years and expiring ten years from issuance. These options were immediately cancelled by the board and instead 150,000 shares of Company common stock were issued which were fair valued at market rate and charged to expenses.

During the year ended December 31, 2012, the Company granted 70,000 stock options to consultant with an exercise price of $0.01 and expiring ten years from issuance. Out of these options 50,000 were immediately vested and 20,000 were vested over the period of three years.

On January 28, 2013, pursuant to its 2012 Equity Incentive Plan, the Company issued 150,000 common stock purchase options to each of their directors at an exercise price of $1.65 per share. Out of which 75,000 were immediately vested and balance vesting over three years and expiring six years from issuance date.

The fair value of the vested portion (determined as described below) of $249,643 and $123,988 was charged to expenses and additional paid in capital during the year ended December 31, 2013 and 2012, respectively.

The fair value of these stock options granted and the significant assumptions used to determine those fair values, using a Black-Scholes option-pricing model are as follows:

Significant assumptions:
Risk-free interest rate at grant date	1.04%-0.89%
Expected stock price volatility	199.38%-344.22%
Expected dividend payout	—
Expected option life-years	6